SHARE CAPITAL - Narrative (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions								12 Months Ended
	Jan. 08, 2018	Dec. 07, 2017	Oct. 02, 2017	Apr. 25, 2017	Apr. 24, 2017	Apr. 27, 2016	Jan. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding								20.00%
Number of shares issued								397.0	373.0
Proceeds from dividend reinvestment plan								CAD 148	CAD 449
Common share capital
Disclosure of classes of share capital [line items]
Value of shares issued								CAD 13,447	CAD 8,808	CAD 7,991
Percentage of increase in dividend rate			5.88%	6.25%
Monthly dividends paid per share (in CAD per share)			CAD 0.18	CAD 0.17	CAD 0.16
Dividends paid per share (in CAD per share)								CAD 2.04000	CAD 1.8975
Dividends declared								CAD 873	CAD 737
Proceeds from dividend reinvestment plan								148	449
Common share capital | Issued capital
Disclosure of classes of share capital [line items]
Proceeds from dividend reinvestment plan								CAD 148	CAD 449
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Monthly dividends paid per share (in CAD per share)	CAD 0.18
Dividends paid per share (in CAD per share)	CAD 2.16
Dividends declared	CAD 91
Class A, Series 21 Preferred shares issued, net of issue costs
Disclosure of classes of share capital [line items]
Number of shares issued		16.0
Value of shares issued		CAD 400
Dividends paid per share (in CAD per share)		CAD 1.225
Dividend rate reset period		5 years
Variable rate on dividends		3.26%
Redemption price per share on preferred stock (in CAD per share)		CAD 25.00
Class A, Series 21 Preferred shares issued, net of issue costs | Minimum
Disclosure of classes of share capital [line items]
Percentage of increase in dividend rate		4.90%
Class A Series 22 Preferred Shares
Disclosure of classes of share capital [line items]
Dividend rate reset period		90 days
Variable rate on dividends		3.26%
Class A, Series 13 Preferred shares issued, net of issue costs
Disclosure of classes of share capital [line items]
Number of shares issued						10.0
Value of shares issued						CAD 250
Dividends paid per share (in CAD per share)						CAD 1.4375
Dividend rate reset period						5 years
Variable rate on dividends						4.96%
Redemption price per share on preferred stock (in CAD per share)						CAD 25.00
Dividends paid per share (in CAD per share)								CAD 1.4375	CAD 0.859575
Dividends declared								CAD 14	CAD 9
Class A, Series 13 Preferred shares issued, net of issue costs | Minimum
Disclosure of classes of share capital [line items]
Percentage of increase in dividend rate						5.75%
Class A Series 14 Preferred Shares
Disclosure of classes of share capital [line items]
Dividend rate reset period						90 days
Variable rate on dividends						4.96%
Class A, Series 11 Preferred shares issued, net of issue costs
Disclosure of classes of share capital [line items]
Number of shares issued							6.8
Value of shares issued							CAD 170
Dividends paid per share (in CAD per share)							CAD 1.4375
Dividend rate reset period							5 years
Variable rate on dividends							5.00%
Redemption price per share on preferred stock (in CAD per share)							CAD 25.00
Dividends paid per share (in CAD per share)								CAD 1.4375	CAD 1.259325
Dividends declared								CAD 10	CAD 8
Class A, Series 11 Preferred shares issued, net of issue costs | Minimum
Disclosure of classes of share capital [line items]
Percentage of increase in dividend rate							5.75%
Class A Series 12 Preferred Shares
Disclosure of classes of share capital [line items]
Dividend rate reset period							90 days
Variable rate on dividends							5.00%
Preferred share capital
Disclosure of classes of share capital [line items]
Value of shares issued								2,424	1,509	CAD 1,100
Dividends declared								CAD 83	CAD 69
Preferred share capital | Series 1, 3, 5, 7, 9, 11, 13 and 21 Preference Shares
Disclosure of classes of share capital [line items]
Dividends declared	24
Preferred share capital | Series 15, 17 and 19 Preference Shares
Disclosure of classes of share capital [line items]
Dividends declared	CAD 6